Corporate Bonds Issuance (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Corporate Bond Liabilities
The corporate bonds liabilities recorded by the Bank are as follows:

Corporate Bonds	Original value		Residual face value as of 12/31/2025	12/31/2025	12/31/2024
Subordinated Resettable – Class A	USD 400,000,000	(1)	USD 400,000,000	588,032,164	549,446,878
Non-subordinated – Class G	USD 530,000,000	(2)	USD 530,000,000	757,584,577
Non-subordinated – Series XXXII	1,000,000	(3)	1,000,000		19,455,743

Total				1,345,616,741	568,902,621